MARKETABLE EQUITY SECURITIES - Summary of Available-For-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities [Roll Forward]
Balance at start of year	$ 16,300	$ 6,524
Disposals during the year	(224)	0
Additions during the year	0	6,740
Unrealized gain (loss), net	(4,043)	0	$ 0
Unrealized gain (loss), net		3,036
Balance at end of year	$ 12,033	$ 16,300	$ 6,524